Schedule of Investments (unaudited) December 31, 2019	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities — 49.5%
Ajax Mortgage Loan Trust:
Series 2017-D, Class A, 3.75%, 12/25/57(a)	$1,933	$1,989,008
Series 2017-D, Class B, 0.00%, 12/25/57(a)(b)(c)	1,697	762,599
Series 2018-A, Class A, 3.85%, 04/25/58(a)(b)	1,998	1,995,754
Series 2018-A, Class B, 0.00%, 04/25/58(a)(b)	599	347,466
Series 2018-B, Class A, 3.75%, 02/26/57(a)(b)	2,327	2,326,374
Series 2018-B, Class B, 0.00%, 02/26/57(a)(b)	769	215,111
Series 2018-D, Class A, 3.75%, 08/25/58(a)(b)(c)	3,543	3,566,107
Series 2018-D, Class B, 0.00%, 08/25/58(a)(b)(c)	915	511,657
Series 2018-E, Class A, 4.38%, 06/25/58(a)(c)	3,684	3,731,796
Series 2018-E, Class B, 5.25%, 06/25/58(a)(b)(c)	368	369,668
Series 2018-E, Class C, 0.00%, 06/25/58(a)(b)(c)	924	277,562
Series 2018-F, Class A, 4.38%, 11/25/58(a)(b)(c)	3,934	3,965,805
Series 2018-F, Class B, 5.25%, 11/25/58(a)(b)(c)	420	415,919
Series 2018-F, Class C, 0.00%, 11/25/58(a)(b)	1,001	487,622
Series 2018-G, Class A, 4.38%, 06/25/57(a)(b)(c)	4,721	4,737,901
Series 2018-G, Class B, 5.25%, 06/25/57(a)(b)(c)	560	550,872
Series 2018-G, Class C, 0.00%, 06/25/57(a)(b)	1,431	1,347,354
Series 2019-A, Class A, 3.75%, 08/25/57(a)(c)	3,899	3,916,793
Series 2019-A, Class B, 5.25%, 08/25/57(a)(b)(c)	350	343,420
Series 2019-A, Class C, 0.00%, 08/25/57(a)(b)	875	688,397
Series 2019-B, Class A, 3.75%, 01/25/59(a)(c)	3,826	3,836,138
Series 2019-B, Class B, 5.25%, 01/25/59(a)(b)(c)	409	401,556
Series 2019-B, Class C, 0.00%, 01/25/59(a)(b)	1,047	854,928
Series 2019-C, Class A, 3.95%, 10/25/58(a)(c)	3,748	3,824,475
Series 2019-E, Class A, 3.00%, 09/25/59(a)(d)	3,581	3,544,904
Series 2019-E, Class B, 4.88%, 09/25/59(a)(d)	350	347,451
Series 2019-E, Class C, 0.00%, 09/25/59(a)(b)	900	408,150
Series 2019-G, Class A, 3.00%, 09/25/59(a)(d)	2,400	2,376,867
Series 2019-G, Class B, 4.25%, 09/25/59(a)(d)	224	218,594
Series 2019-G, Class C, 0.00%, 09/25/59(a)	576	466,476
Series 2019-H, Class A, 3.00%, 11/25/59(a)(d)	1,500	1,483,870
Series 2019-H, Class B, 4.25%, 11/25/59(a)(d)	140	136,490

Security	Par (000)	Value
Series 2019-H, Class C, 0.00%, 11/25/59(a)(b)	$360	$391,255
Allegro CLO II-S Ltd.:
Series 2014-1RA, Class A1, (3 mo. LIBOR US + 1.080%), 3.05%, 10/21/28(a)(e)	2,000	1,992,726
Series 2014-1RA, Class B, (3 mo. LIBOR US + 2.150%), 4.12%, 10/21/28(a)(e)	300	294,538
Series 2014-1RA, Class C, (3 mo. LIBOR US + 3.000%), 4.97%, 10/21/28(a)(e)	750	720,504
Allegro CLO VI Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.130%), 3.13%, 01/17/31(a)(e)	1,000	991,814
ALM VI Ltd., Series 2012-6A, Class DR3, (3 mo. LIBOR US + 5.050%), 7.05%, 07/15/26(a)(e)	600	554,139
ALM VII Ltd., Series 2012-7A, Class A1A2, (3 mo. LIBOR US + 1.170%), 3.17%, 07/15/29(a)(e)	1,000	998,430
ALM XVI Ltd./ALM XVI LLC:
Series 2015-16A, Class A2R2, (3 mo. LIBOR US + 1.500%), 3.50%, 07/15/27(a)(e)	1,000	990,243
Series 2015-16A, Class CR2, (3 mo. LIBOR US + 2.700%), 4.70%, 07/15/27(a)(e)	1,000	968,352
ALM XVII Ltd., Series 2015-17A, Class BR, (3 mo. LIBOR US + 2.100%), 4.10%, 01/15/28(a)(e)	500	496,796
AMMC CLO XIV Ltd., Series 2014-14A, Class A1LR, (3 mo. LIBOR US + 1.250%), 3.19%, 07/25/29(a)(e)	500	499,144
Anchorage Capital CLO 3-R Ltd.:
Series 2014-3RA, Class A, (3 mo. LIBOR US + 1.050%), 2.99%, 01/28/31(a)(e)	1,000	991,838
Series 2014-3RA, Class B, (3 mo. LIBOR US + 1.500%), 3.44%, 01/28/31(a)(e)	1,000	984,132
Series 2014-3RA, Class C, (3 mo. LIBOR US + 1.850%), 3.79%, 01/28/31(a)(e)	500	476,726
Anchorage Capital CLO 4-R Ltd.:
Series 2014-4RA, Class A, (3 mo. LIBOR US + 1.050%), 2.99%, 01/28/31(a)(e)	2,050	2,037,411
Series 2014-4RA, Class C, (3 mo. LIBOR US + 1.850%), 3.79%, 01/28/31(a)(e)	1,500	1,448,253
Series 2014-4RA, Class D, (3 mo. LIBOR US + 2.600%), 4.54%, 01/28/31(a)(e)	750	716,297
Anchorage Capital CLO 5-R Ltd.:
Series 2014-5RA, Class B, (3 mo. LIBOR US + 1.450%), 3.45%, 01/15/30(a)(e)	1,700	1,677,207
Series 2014-5RA, Class C, (3 mo. LIBOR US + 1.850%), 3.85%, 01/15/30(a)(e)	3,000	2,912,242
Series 2014-5RA, Class E, (3 mo. LIBOR US + 5.400%), 7.40%, 01/15/30(a)(e)	1,000	916,652
Anchorage Capital CLO 7 Ltd.:
Series 2015-7A, Class B1R, (3 mo. LIBOR US + 1.300%), 3.30%, 10/15/27(a)(e)	1,500	1,483,878
Series 2015-7A, Class CR, (3 mo. LIBOR US + 1.700%), 3.70%, 10/15/27(a)(e)	625	623,263
Series 2015-7A, Class DR, (3 mo. LIBOR US + 2.700%), 4.70%, 10/15/27(a)(e)	1,000	999,982
Anchorage Capital CLO 8 Ltd.:
Series 2016-8A, Class AR, (3 mo. LIBOR US + 1.000%), 2.94%, 07/28/28(a)(e)	5,000	4,997,818
Series 2016-8A, Class BR, (3 mo. LIBOR US + 1.600%), 3.54%, 07/28/28(a)(e)	1,000	993,835
Series 2016-8A, Class CR, (3 mo. LIBOR US + 2.100%), 4.04%, 07/28/28(a)(e)	1,000	979,858

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Series 2016-8A, Class DR, (3 mo. LIBOR US + 3.000%), 4.94%, 07/28/28(a)(e)	$750	$746,361
Series 2016-8A, Class ER, (3 mo. LIBOR US + 5.750%), 7.69%, 07/28/28(a)(e)	2,060	2,029,543
Anchorage Capital CLO Ltd.:
Series 2013-1A, Class BR, (3 mo. LIBOR US + 2.150%), 4.00%, 10/13/30(a)(e)	500	489,620
Series 2013-1A, Class DR, (3 mo. LIBOR US + 6.800%), 8.65%, 10/13/30(a)(e)	1,000	996,796
Apidos CLO XII, Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.080%), 3.08%, 04/15/31(a)(e)	1,387	1,377,792
Apidos CLO XV, Series 2013-15A, Class A1RR, (3 mo. LIBOR US + 1.010%), 2.98%, 04/20/31(a)(e)	1,000	988,957
Apidos CLO XXI:
Series 2015-21A, Class A1R, (3 mo. LIBOR US + 0.930%), 2.93%, 07/18/27(a)(e)	3,000	3,001,580
Series 2015-21A, Class DR, (3 mo. LIBOR US + 5.200%), 7.20%, 07/18/27(a)(e)	500	492,541
Apidos CLO XXII, Series 2015-22A, Class D, (3 mo. LIBOR US + 6.000%), 7.97%, 10/20/27(a)(e)	500	500,946
Apidos CLO XXIII, Series 2015-23A, Class D2, (3 mo. LIBOR US + 5.950%), 7.95%, 01/15/27(a)(e)	500	480,131
Apidos CLO XXIX, Series 2018-29A, Class D, (3 mo. LIBOR US + 5.250%), 7.19%, 07/25/30(a)(e)	500	450,711
ARES XLIII CLO Ltd., Series 2017-43A, Class E, (3 mo. LIBOR US + 6.470%), 8.47%, 10/15/29(a)(e)	750	737,683
ARES XXXIV CLO Ltd., Series 2015-2A, Class E2, (3 mo. LIBOR US + 5.200%), 7.13%, 07/29/26(a)(e)	500	489,621
ARES XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3 mo. LIBOR US + 1.170%), 3.17%, 10/15/30(a)(e)	600	600,781
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. LIBOR US + 0.480%), 2.27%, 05/25/35(e)	63	60,329
Assurant CLO III Ltd., Series 2018-2A, Class C, (3 mo. LIBOR US + 2.250%), 4.22%, 10/20/31(a)(e)	500	484,480
Atrium IX, Series 9A, Class AR, (3 mo. LIBOR US + 1.240%), 3.15%, 05/28/30(a)(e)	1,825	1,823,188
Atrium XII, Series 12A, Class AR, (3 mo. LIBOR US + 0.830%), 2.78%, 04/22/27(a)(e)	1,000	998,732
Avery Point VI CLO Ltd., Series 2015-6A, Class AR, (3 mo. LIBOR US + 1.050%), 2.94%, 08/05/27(a)(e)	1,500	1,496,444
Babson CLO Ltd., Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.190%), 3.16%, 10/20/30(a)(e)	1,000	1,001,964
Bain Capital Credit CLO Ltd.:
Series 2016-2A, Class AR, (3 mo. LIBOR US + 1.140%), 3.14%, 01/15/29(a)(e)	3,400	3,395,383
Series 2018-2A, Class A1, (3 mo. LIBOR US + 1.080%), 3.05%, 07/19/31(a)(e)	1,000	994,806
Bank of America Credit Card Trust, Series 2018-A1, Class A1, 2.70%, 07/17/23	10,502	10,605,477
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(c)	5,740	3,890,501

Security	Par (000)	Value
Barings CLO Ltd., Series 2018-3A, Class A1, (3 mo. LIBOR US + 0.950%), 2.92%, 07/20/29(a)(e)	$1,000	$992,331
Battalion CLO VII Ltd.:
Series 2014-7A, Class A1RR, (3 mo. LIBOR US + 1.040%), 3.04%, 07/17/28(a)(e)	1,750	1,748,822
Series 2014-7A, Class BRR, (3 mo. LIBOR US + 2.500%), 4.50%, 07/17/28(a)(e)	750	742,681
Battalion CLO X Ltd., Series 2016-10A, Class DR, (3 mo. LIBOR US + 6.650%), 8.59%, 01/24/29(a)(e)	500	491,285
Battalion CLO XI Ltd., Series 2017-11A, Class E, (3 mo. LIBOR US + 5.980%), 7.92%, 10/24/29(a)(e)	1,000	949,817
Bayview Financial Revolving Asset Trust:
Series 2005-A, Class A1, (1 mo. LIBOR US + 1.000%), 2.81%, 02/28/40(a)(e)	6,201	6,007,142
Series 2005-E, Class A1, (1 mo. LIBOR US + 1.000%), 2.81%, 12/28/40(a)(e)	3,503	3,474,453
Series 2005-E, Class A2A, (1 mo. LIBOR US + 0.930%), 2.74%, 12/28/40(a)(e)	3,066	2,880,994
BDS Ltd., Series 2019-FL3, Class A, (1 mo. LIBOR US + 1.400%), 3.14%, 12/15/35(a)(e)	6,205	6,209,860
Bear Stearns Asset-Backed Securities I Trust:
Series 2007-HE2, Class 1A4, (1 mo. LIBOR US + 0.320%), 2.11%, 03/25/37(e)	817	642,453
Series 2007-HE2, Class 23A, (1 mo. LIBOR US + 0.140%), 1.93%, 03/25/37(e)	119	126,333
Series 2007-HE3, Class 1A4, (1 mo. LIBOR US + 0.350%), 2.14%, 04/25/37(e)	309	284,289
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, (1 mo. LIBOR US + 1.200%), 2.99%, 01/25/36(e)	65	64,947
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A1RR, (3 mo. LIBOR US + 1.250%), 3.22%, 01/20/29(a)(e)	500	500,694
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, (3 mo. LIBOR US + 1.090%), 3.06%, 04/20/31(a)(e)	1,000	995,179
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3 mo. LIBOR US + 1.100%), 3.07%, 01/20/31(a)(e)	900	898,700
Black Diamond CLO Ltd., Series 2014-1A, Class A1R, (3 mo. LIBOR US + 1.150%), 3.15%, 10/17/26(a)(e)	125	125,091
BlueMountain CLO Ltd.:
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 1.180%), 3.13%, 10/22/30(a)(e)	2,200	2,198,205
Series 2015-1A, Class D, (3 mo. LIBOR US + 5.450%), 7.30%, 04/13/27(a)(e)	250	247,895
Series 2015-3A, Class A1R, (3 mo. LIBOR US + 1.000%), 2.97%, 04/20/31(a)(e)	1,000	987,581
BSPRT Issuer Ltd., Series 2018-FL3, Class A, (1 mo. LIBOR US + 1.050%), 2.79%, 03/15/28(a)(e)	1,159	1,159,189
Burnham Park CLO Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.150%), 3.12%, 10/20/29(a)(e)	4,000	4,001,423
California Street CLO XII Ltd., Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.030%), 3.03%, 10/15/25(a)(e)	437	436,503

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Carlyle Global Market Strategies CLO Ltd.:
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 0.970%), 2.97%, 04/17/31(a)(e)	$1,515	$1,504,944
Series 2015-3A, Class A2R, (3 mo. LIBOR US + 1.600%), 3.54%, 07/28/28(a)(e)	1,000	997,193
Series 2015-4A, Class SBB1, (3 mo. LIBOR US + 8.500%), 10.47%, 07/20/32(a)(e)	82	79,746
Series 2016-1A, Class DR, (3 mo. LIBOR US + 5.200%), 7.17%, 04/20/27(a)(e)	1,000	901,718
Carlyle U.S. CLO Ltd., Series 2016-4A, Class DR, (3 mo. LIBOR US + 5.400%), 7.37%, 10/20/27(a)(e)	250	219,377
CarMax Auto Owner Trust, Series 2019-1, Class A2A, 3.02%, 07/15/22	3,567	3,581,990
Carrington Mortgage Loan Trust:
Series 2006-FRE2, Class A4, (1 mo. LIBOR US + 0.250%), 2.04%, 10/25/36(e)	2,063	1,671,047
Series 2006-NC3, Class A4, (1 mo. LIBOR US + 0.240%), 2.03%, 08/25/36(e)	630	496,228
Series 2006-NC4, Class A3, (1 mo. LIBOR US + 0.160%), 1.95%, 10/25/36(e)	76	70,881
Series 2007-FRE1, Class A3, (1 mo. LIBOR US + 0.260%), 2.05%, 02/25/37(e)	2,200	2,054,657
CBAM Ltd.:
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.250%), 3.22%, 07/20/30(a)(e)	1,500	1,501,724
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.230%), 3.23%, 10/17/29(a)(e)	2,500	2,494,952
Series 2017-3A, Class B1, (3 mo. LIBOR US + 1.700%), 3.70%, 10/17/29(a)(e)	500	497,098
Series 2018-6A, Class B1R, (3 mo. LIBOR US + 2.100%), 3.85%, 01/15/31(a)(b)(e)	1,000	1,000,000
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, (3 mo. LIBOR US + 0.980%), 2.95%, 04/20/31(a)(e)	500	494,281
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3 mo. LIBOR US + 1.100%), 3.10%, 07/17/31(a)(e)	1,750	1,738,868
Cedar Funding VI CLO Ltd., Series 2016-6A, Class AR, (3 mo. LIBOR US + 1.090%), 3.06%, 10/20/28(a)(e)	500	499,647
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class A1, (3 mo. LIBOR US + 1.250%), 3.25%, 10/17/30(a)(e)	1,000	1,000,502
Cent CLO Ltd.:
Series 2015-24A, Class A1R, (3 mo. LIBOR US + 1.070%), 3.07%, 10/15/26(a)(e)	2,000	1,995,585
Series C17A, Class A1AR, (3 mo. LIBOR US + 1.030%), 2.97%, 04/30/31(a)(e)	2,000	1,987,705
CIFC Funding Ltd.:
Series 2013-2A, Class A1LR, (3 mo. LIBOR US + 1.210%), 3.21%, 10/18/30(a)(e)	1,350	1,350,440
Series 2014-4RA, Class A1A, (3 mo. LIBOR US + 1.130%), 3.13%, 10/17/30(a)(e)	1,500	1,495,066
Series 2017-2A, Class A, (3 mo. LIBOR US + 1.240%), 3.21%, 04/20/30(a)(e)	500	498,799
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.000%), 3.00%, 04/18/31(a)(e)	710	701,421
Citigroup Mortgage Loan Trust:

Security	Par (000)	Value
Series 2006-WFH4, Class M3, (1 mo. LIBOR US + 0.320%), 2.11%, 11/25/36(e)	$290	$257,985
Series 2007-AHL2, Class A3C, (1 mo. LIBOR US + 0.270%), 2.06%, 05/25/37(e)	16	12,019
Series 2007-WFH2, Class M3, (1 mo. LIBOR US + 0.470%), 2.26%, 03/25/37(e)	5,000	4,778,009
Series 2007-WFH4, Class M3A, (1 mo. LIBOR US + 2.500%), 4.29%, 07/25/37(e)	1,000	1,050,173
Clear Creek CLO, Series 2015-1A, Class ER, (3 mo. LIBOR US + 6.300%), 8.27%, 10/20/30(a)(e)	1,000	950,131
Conseco Finance Corp.:
Series 1996-10, Class B1, 7.24%, 11/15/28(c)	60	59,744
Series 1998-4, Class M1, 6.83%, 04/01/30(c)	1,193	1,097,709
Series 1998-8, Class M1, 6.98%, 09/01/30(c)	1,074	957,785
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 09/01/29(c)	2,403	981,477
Series 2000-4, Class A6, 8.31%, 05/01/32(c)	2,421	998,516
Countrywide Asset-Backed Certificates:
Series 2005-16, Class 1AF, 4.73%, 04/25/36(c)	1,772	1,749,694
Series 2006-11, Class 3AV2, (1 mo. LIBOR US + 0.160%), 1.95%, 09/25/46(e)	12	11,447
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1 mo. LIBOR US + 0.270%), 2.01%, 03/15/34(e)	39	37,678
Credit Acceptance Auto Loan Trust, Series 2019-1A, Class A, 3.33%, 02/15/28(a)	3,950	4,020,167
Credit Suisse Commercial Mortgage Trust, Series 2018-RPL8, Class A1, 4.13%, 07/25/58(a)(c)	4,029	4,054,522
Credit-Based Asset Servicing & Securitization LLC:
Series 2006-CB2, Class AF4, 3.32%, 12/25/36(d)	21	19,191
Series 2006-MH1, Class B1, 6.25%, 10/25/36(a)(d)	2,900	2,968,360
Series 2006-SL1, Class A3, (1 mo. LIBOR US + 0.440%), 2.23%, 09/25/36(a)(e)	6,282	763,868
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A3, 5.84%, 07/25/27	36	237,137
CWHEQ Revolving Home Equity Loan Resuritization Trust:
Series 2006-RES, Class 4Q1B, (1 mo. LIBOR US + 0.300%), 2.04%, 12/15/33(a)(e)	34	31,963
Series 2006-RES, Class 5B1B, (1 mo. LIBOR US + 0.190%), 1.93%, 05/15/35(a)(b)(e)	10	10,126
CWHEQ Revolving Home Equity Loan Trust:
Series 2006-C, Class 2A, (1 mo. LIBOR US + 0.180%), 1.92%, 05/15/36(e)	2,660	2,607,551
Series 2006-G, Class 2A, (1 mo. LIBOR US + 0.150%), 1.89%, 10/15/36(e)	317	300,795

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Deer Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.180%), 3.15%, 10/20/30(a)(e)	$1,000	$1,001,143
Dorchester Park CLO DAC:
Series 2015-1A, Class BR, (3 mo. LIBOR US + 1.450%), 3.42%, 04/20/28(a)(e)	1,500	1,486,473
Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.750%), 3.72%, 04/20/28(a)(e)	500	492,386
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3 mo. LIBOR US + 1.120%), 3.12%, 01/15/31(a)(e)	2,000	1,991,576
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR, (3 mo. LIBOR US + 0.900%), 2.89%, 10/15/27(a)(e)	250	249,786
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (3 mo. LIBOR US + 1.200%), 3.11%, 08/15/30(a)(e)	1,247	1,245,125
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A, 3.58%, 11/25/38(a)(c)	2,296	2,338,549
Elm CLO Ltd., Series 2014-1A, Class ARR, (3 mo. LIBOR US + 1.170%), 3.17%, 01/17/29(a)(e)	5,000	5,006,477
FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 02/18/31(a)	2,026	2,034,482
First Franklin Mortgage Loan Trust:
Series 2006-FF13, Class A1, (1 mo. LIBOR US + 0.120%), 1.91%, 10/25/36(e)	1,120	898,001
Series 2006-FF16, Class 2A3, (1 mo. LIBOR US + 0.140%), 1.93%, 12/25/36(e)	623	356,574
Series 2006-FF17, Class A5, (1 mo. LIBOR US + 0.150%), 1.94%, 12/25/36(e)	2,920	2,658,229
Ford Credit Auto Owner Trust, Series 2017-C, Class A3, 2.01%, 03/15/22	2,678	2,679,540
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.140%), 1.93%, 02/25/37(e)	2,590	1,940,454
Galaxy XXIII CLO Ltd., Series 2017-23A, Class A, (3 mo. LIBOR US + 1.280%), 3.22%, 04/24/29(a)(e)	4,000	4,002,540
Galaxy XXIX CLO Ltd., Series 2018-29A, Class C, (3 mo. LIBOR US + 1.680%), 3.59%, 11/15/26(a)(e)	2,150	2,115,614
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2, Class A2C, (1 mo. LIBOR US + 0.250%), 2.04%, 12/25/35(e)	18	18,243
GMACM Home Equity Loan Trust, Series 2006-HE1, Class A, (1 mo. LIBOR US + 0.315%), 2.11%, 11/25/36(e)	195	213,740
GoldenTree Loan Opportunities IX Ltd.:
Series 2014-9A, Class AR2, (3 mo. LIBOR US + 1.110%), 3.04%, 10/29/29(a)(e)	500	500,951
Series 2014-9A, Class ER2, (3 mo. LIBOR US + 5.660%), 7.59%, 10/29/29(a)(e)	750	716,181
GSAA Home Equity Trust:
Series 2005-14, Class 1A2, (1 mo. LIBOR US + 0.350%), 2.14%, 12/25/35(e)	283	119,949
Series 2006-4, Class 1A1, 3.87%, 03/25/36(c)	1,184	1,017,782
Series 2007-2, Class AF3, 5.92%, 03/25/37(c)	28	8,851
GSAMP Trust:
Series 2006-FM3, Class A1, (1 mo. LIBOR US + 0.140%), 1.93%, 11/25/36(e)	2,319	1,414,452

Security	Par (000)	Value
Series 2007-H1, Class A1B, (1 mo. LIBOR US + 0.200%), 1.99%, 01/25/47(e)	$14	$8,386
Series 2007-HS1, Class M5, (1 mo. LIBOR US + 2.250%), 4.04%, 02/25/47(e)	3,566	3,725,003
Series 2007-HS1, Class M7, (1 mo. LIBOR US + 2.250%), 4.04%, 02/25/47(e)	3,000	3,071,191
Halcyon Loan Advisors Funding Ltd.:
Series 2014-3A, Class B1R, (3 mo. LIBOR US + 1.700%), 3.65%, 10/22/25(a)(e)	1,600	1,603,630
Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.080%), 3.02%, 07/25/27(a)(e)	218	218,086
Highbridge Loan Management Ltd., Series 12A-18, Class D, (3 mo. LIBOR US + 5.150%), 7.15%, 07/18/31(a)(e)	1,120	1,012,559
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, (1 mo. LIBOR US + 2.025%), 3.82%, 07/25/34(e)	30	29,907
Honda Auto Receivables Owner Trust, Series 2018-1, Class A3, 2.64%, 02/15/22	2,757	2,768,757
HPS Loan Management Ltd.:
Series 10A-16, Class A1R, (3 mo. LIBOR US + 1.140%), 3.11%, 01/20/28(a)(e)	5,000	5,003,069
Series 10A-16, Class C, (3 mo. LIBOR US + 3.650%), 5.62%, 01/20/28(a)(e)	500	494,748
ICG U.S. CLO Ltd., Series 2015-1A, Class A1R, (3 mo. LIBOR US + 1.140%), 3.11%, 10/19/28(a)(e)	1,150	1,145,903
Invitation Homes Trust:
Series 2018-SFR2, Class E, (1 mo. LIBOR US + 2.000%), 3.74%, 06/17/37(a)(e)	2,000	2,004,975
Series 2018-SFR2, Class F, (1 mo. LIBOR US + 2.250%), 3.99%, 06/17/37(a)(e)	1,170	1,170,148
Series 2018-SFR3, Class E, (1 mo. LIBOR US + 2.000%), 3.74%, 07/17/37(a)(e)	2,545	2,552,531
JPMorgan Mortgage Acquisition Trust, Series 2006-CH1, Class M7, (1 mo. LIBOR US + 0.800%), 2.59%, 07/25/36(e)	3,498	3,253,770
Kayne CLO II Ltd., Series 2018-2A, Class A, (3 mo. LIBOR US + 1.240%), 3.24%, 10/15/31(a)(e)	1,000	994,125
KKR CLO Ltd., Series 23, Class E, (3 mo. LIBOR US + 6.000%), 7.97%, 10/20/31(a)(e)	500	476,293
LCM 26 Ltd., Series 26A, Class A1, (3 mo. LIBOR US + 1.070%), 3.04%, 01/20/31(a)(e)	2,000	1,993,630
LCM XX LP, Series 20A, Class AR, (3 mo. LIBOR US + 1.040%), 3.01%, 10/20/27(a)(e)	500	500,636
LCM XXI LP, Series 21A, Class AR, (3 mo. LIBOR US + 0.880%), 2.85%, 04/20/28(a)(e)	500	498,136
Legacy Mortgage Asset Trust:
Series 2018-SL1, Class A, 4.00%, 02/25/58(a)(c)	2,858	2,876,763
Series 2019-SL2, Class A, 3.38%, 02/25/59(a)(b)(c)	3,187	3,203,053
Series 2019-SL2, Class B, 0.00%, 02/25/59(a)(b)	659	50,747
Series 2019-SL2, Class M, 4.25%, 02/25/59(a)(b)(c)	600	458,580
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class C, 0.00%, 06/15/33	975	846,174
Lendmark Funding Trust:
Series 2018-2A, Class A, 4.23%, 04/20/27(a)	3,000	3,084,150
Series 2019-2A, Class A, 2.78%, 04/20/28(a)	3,720	3,707,460

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, (1 mo. LIBOR US + 1.130%), 2.87%, 05/15/28(a)(e)	$2,390	$2,389,030
Long Beach Mortgage Loan Trust:
Series 2006-2, Class 1A, (1 mo. LIBOR US + 0.180%), 1.97%, 03/25/46(e)	997	800,911
Series 2006-4, Class 2A4, (1 mo. LIBOR US + 0.260%), 2.05%, 05/25/36(e)	830	390,024
Series 2006-5, Class 2A3, (1 mo. LIBOR US + 0.150%), 1.94%, 06/25/36(e)	3,974	2,111,694
Series 2006-7, Class 1A, (1 mo. LIBOR US + 0.155%), 1.95%, 08/25/36(e)	5,051	3,219,433
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.160%), 1.95%, 08/25/36(e)	7,274	3,984,298
Series 2006-7, Class 2A4, (1 mo. LIBOR US + 0.240%), 2.03%, 08/25/36(e)	1,679	936,031
Series 2006-9, Class 2A2, (1 mo. LIBOR US + 0.110%), 1.90%, 10/25/36(e)	7,285	3,013,561
Series 2006-9, Class 2A3, (1 mo. LIBOR US + 0.160%), 1.95%, 10/25/36(e)	2,430	1,015,692
Series 2006-10, Class 2A4, (1 mo. LIBOR US + 0.220%), 2.01%, 11/25/36(e)	3,530	1,683,603
Series 2006-WL3, Class 2A4, (1 mo. LIBOR US + 0.300%), 2.09%, 01/25/36(e)	5,127	4,813,548
Madison Park Funding X Ltd.:
Series 2012-10A, Class CR2, (3 mo. LIBOR US + 2.350%), 4.32%, 01/20/29(a)(e)	1,000	989,487
Series 2012-10A, Class ER2, (3 mo. LIBOR US + 6.400%), 8.37%, 01/20/29(a)(e)	500	486,222
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, (3 mo. LIBOR US + 0.950%), 2.92%, 04/19/30(a)(e)	940	935,302
Madison Park Funding XV Ltd., Series 2014-15A, Class CR, (3 mo. LIBOR US + 3.450%), 5.39%, 01/27/26(a)(e)	1,000	1,000,019
Madison Park Funding XVIII Ltd., Series 2015-18A, Class A1R, (3 mo. LIBOR US + 1.190%), 3.16%, 10/21/30(a)(e)	1,750	1,751,098
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, (3 mo. LIBOR US + 1.200%), 3.13%, 07/29/30(a)(e)	1,500	1,496,578
Madison Park Funding XXX Ltd.:
Series 2018-30A, Class E, (3 mo. LIBOR US + 4.950%), 6.95%, 04/15/29(a)(e)	1,000	906,061
Series 2018-30X, Class E, (3 mo. LIBOR US + 4.950%), 6.95%, 04/15/29(e)	250	226,515
Mariner Finance Issuance Trust, Series 2019-AA, Class A, 2.96%, 07/20/32(a)	5,000	5,025,968
MASTR Asset-Backed Securities Trust:
Series 2006-AM2, Class A4, (1 mo. LIBOR US + 0.260%), 2.05%, 06/25/36(a)(e)	410	363,359
Series 2006-WMC2, Class A4, (1 mo. LIBOR US + 0.150%), 1.94%, 04/25/36(e)	4,009	1,666,285
Series 2007-HE1, Class A4, (1 mo. LIBOR US + 0.280%), 2.07%, 05/25/37(e)	83	73,110
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1 mo. LIBOR US + 0.260%), 2.05%, 06/25/46(a)(e)	28	26,995
MERIT Securities Corp., Series 13, Class M2, 7.33%, 12/28/33(d)	1,440	1,248,034
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (1 mo. LIBOR US + 0.240%), 2.03%, 05/25/37(e)	2,333	1,734,855

Security	Par (000)	Value
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class M1, (1 mo. LIBOR US + 0.260%), 2.05%, 08/25/37(e)	$1,744	$923,471
MidOcean Credit CLO III, Series 2014-3A, Class A3A2, (3 mo. LIBOR US + 0.970%), 2.94%, 04/21/31(a)(e)	1,250	1,232,088
Mill City Solar Loan Ltd.:
Series 2019-1A, Class A, 4.34%, 03/20/43(a)	2,183	2,258,762
Series 2019-2GS, Class A, 3.69%, 07/20/43(a)	3,707	3,745,837
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-NC1, Class A2D, (1 mo. LIBOR US + 0.220%), 2.01%, 11/25/36(e)	6,832	4,310,027
Mosaic Solar Loan Trust:
Series 2018-2GS, Class A, 4.20%, 02/22/44(a)	2,200	2,278,876
Series 2019-1A, Class A, 4.37%, 12/21/43(a)	3,574	3,723,389
Series 2019-2A, Class A, 2.88%, 09/20/40(a)	682	680,998
Mountain Hawk II CLO Ltd., Series 2013-2A, Class BR, (3 mo. LIBOR US + 1.600%), 3.57%, 07/20/24(a)(e)	1,000	1,000,465
MP CLO VII Ltd., Series 2015-1A, Class ARR, (3 mo. LIBOR US + 1.080%), 3.08%, 10/18/28(a)(e)	1,150	1,149,444
Navient Private Education Refi Loan Trust:
Series 2018-DA, Class A2A, 4.00%, 12/15/59(a)	2,000	2,064,795
Series 2019-D, Class A2A, 3.01%, 12/15/59(a)	5,000	5,052,548
Navient Student Loan Trust, Series 2019-BA, Class A2A, 3.39%, 12/15/59(a)	2,590	2,659,293
Neuberger Berman CLO XX Ltd.:
Series 2015-20A, Class AR, (3 mo. LIBOR US + 0.800%), 2.80%, 01/15/28(a)(e)	525	524,292
Series 2015-20A, Class DR, (3 mo. LIBOR US + 2.400%), 4.40%, 01/15/28(a)(e)	1,000	971,436
Series 2015-20A, Class ER, (3 mo. LIBOR US + 5.000%), 7.00%, 01/15/28(a)(e)	750	715,258
Neuberger Berman Loan Advisers CLO 26 Ltd., Series 2017-26A, Class A, (3 mo. LIBOR US + 1.170%), 3.17%, 10/18/30(a)(e)	1,050	1,049,362
Nissan Auto Receivables Owner Trust:
Series 2017-C, Class A3, 2.12%, 04/18/22	2,146	2,148,562
Series 2019-A, Class A2A, 2.82%, 01/18/22	2,312	2,319,514
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. LIBOR US + 0.400%), 2.19%, 10/25/36(a)(e)	570	534,459
Oakwood Mortgage Investors, Inc.:
Series 2001-D, Class A2, 5.26%, 01/15/19(c)	39	27,597
Series 2002-A, Class M1, 7.76%, 03/15/32(c)	2,165	2,138,761
Series 2002-C, Class M1, 6.89%, 11/15/32(c)	2,448	2,096,693
OCP CLO Ltd.:
Series 2016-12A, Class A1R, (3 mo. LIBOR US + 1.120%), 3.12%, 10/18/28(a)(e)	2,915	2,919,440
Series 2016-12A, Class CR, (3 mo. LIBOR US + 3.000%), 5.00%, 10/18/28(a)(e)	1,000	964,229

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3 mo. LIBOR US + 0.960%), 2.96%, 04/16/31(a)(e)	$2,000	$1,976,912
Octagon Investment Partners 30 Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 6.200%), 8.17%, 03/17/30(a)(e)	540	519,095
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.190%), 3.16%, 01/20/31(a)(e)	1,000	1,000,607
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (3 mo. LIBOR US + 1.000%), 2.94%, 01/25/31(a)(e)	750	745,403
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.850%), 3.85%, 07/15/27(a)(e)	1,000	978,324
OFSI Fund VI Ltd., Series 2014-6A, Class A2R, (3 mo. LIBOR US + 1.130%), 3.13%, 03/20/25(a)(e)	2,294	2,292,434
OHA Credit Partners IX Ltd., Series 2013-9A, Class DR, (3 mo. LIBOR US + 3.300%), 5.27%, 10/20/25(a)(e)	750	752,759
OHA Credit Partners XIII Ltd., Series 2016-13A, Class E, (3 mo. LIBOR US + 7.150%), 9.12%, 01/21/30(a)(e)	1,000	1,014,331
OHA Loan Funding Ltd.:
Series 2013-2A, Class AR, (3 mo. LIBOR US + 1.040%), 2.95%, 05/23/31(a)(e)	770	766,792
Series 2016-1A, Class D, (3 mo. LIBOR US + 3.750%), 5.72%, 01/20/28(a)(e)	2,000	1,985,032
Series 2016-1A, Class E, (3 mo. LIBOR US + 6.500%), 8.47%, 01/20/28(a)(e)	1,000	981,645
OneMain Financial Issuance Trust:
Series 2016-1A, Class B, 4.57%, 02/20/29(a)	3,500	3,523,563
Series 2019-1A, Class B, 3.79%, 02/14/31(a)	2,000	2,046,456
Series 2019-2A, Class A, 3.14%, 10/14/36(a)	4,770	4,734,225
Option One Mortgage Loan Trust:
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(d)	4,534	4,352,062
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(d)	3,854	3,807,302
Origen Manufactured Housing Contract Trust, Series 2007-B, Class A1, (1 mo. LIBOR US + 1.200%), 2.94%, 10/15/37(a)(b)(e)	3,604	3,594,070
OZLM Funding III Ltd., Series 2013-3A, Class BRR, (3 mo. LIBOR US + 2.700%), 4.57%, 01/22/29(a)(b)(e)	1,070	1,070,000
OZLM Funding IV Ltd.:
Series 2013-4A, Class A1R, (3 mo. LIBOR US + 1.250%), 3.20%, 10/22/30(a)(e)	500	497,112
Series 2013-4A, Class A2R, (3 mo. LIBOR US + 1.700%), 3.65%, 10/22/30(a)(e)	500	493,690
OZLM Funding Ltd., Series 2012-1A, Class A1R2, (3 mo. LIBOR US + 1.230%), 3.18%, 07/22/29(a)(e)	500	498,744
OZLM VIII Ltd., Series 2014-8A, Class BRR, (3 mo. LIBOR US + 2.200%), 4.20%, 10/17/29(a)(e)	500	483,624
OZLM XIV Ltd.:
Series 2015-14A, Class A1AR, (3 mo. LIBOR US + 1.160%), 3.46%, 01/15/29(a)(e)	1,500	1,499,538
Series 2015-14A, Class A2AR, (3 mo. LIBOR US + 1.700%), 4.00%, 01/15/29(a)(e)	4,000	3,984,507

Security	Par (000)	Value
Series 2015-14A, Class B1R, (3 mo. LIBOR US + 2.100%), 4.40%, 01/15/29(a)(e)	$1,500	$1,475,614
Series 2015-14A, Class CR, (3 mo. LIBOR US + 3.000%), 5.30%, 01/15/29(a)(e)	1,000	951,085
OZLM XV Ltd., Series 2016-15A, Class A1, (3 mo. LIBOR US + 1.490%), 3.46%, 01/20/29(a)(e)	500	500,053
OZLM XX Ltd., Series 2018-20A, Class D, (3 mo. LIBOR US + 5.800%), 7.77%, 04/20/31(a)(e)	1,000	938,627
Palmer Square CLO Ltd.:
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 1.130%), 3.13%, 01/17/31(a)(e)	1,000	998,060
Series 2014-1A, Class CR2, (3 mo. LIBOR US + 2.650%), 4.65%, 01/17/31(a)(e)	400	384,022
Series 2018-2A, Class D, (3 mo. LIBOR US + 5.600%), 7.60%, 07/16/31(a)(e)	500	464,673
Palmer Square Loan Funding Ltd.:
Series 2018-4A, Class A1, (3 mo. LIBOR US + 0.900%), 2.81%, 11/15/26(a)(e)	190	190,030
Series 2018-4A, Class B, (3 mo. LIBOR US + 1.900%), 3.81%, 11/15/26(a)(e)	1,000	985,929
Parallel Ltd.:
Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.850%), 2.82%, 07/20/27(a)(e)	1,000	998,191
Series 2015-1A, Class C1R, (3 mo. LIBOR US + 1.750%), 3.72%, 07/20/27(a)(e)	1,000	971,233
Park Avenue Institutional Advisers CLO Ltd.:
Series 2016-1A, Class DR, (3 mo. LIBOR US + 5.850%), 7.76%, 08/23/31(a)(e)	1,500	1,407,118
Series 2017-1A, Class D, (3 mo. LIBOR US + 6.220%), 8.13%, 11/14/29(a)(e)	2,250	2,162,761
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class M1, (1 mo. LIBOR US + 0.360%), 2.15%, 05/25/36(e)	7,000	6,690,940
Pretium Mortgage Credit Partners I LLC:
Series 2019-NPL1, Class A1, 4.21%, 07/25/60(a)(d)	3,522	3,528,818
Series 2019-NPL2, Class A1, 3.84%, 12/25/58(a)(d)	3,040	3,045,323
Progress Residential Trust:
Series 2017-SFR1, Class A, 2.77%, 08/17/34(a)	1,435	1,436,435
Series 2018-SFR3, Class E, 4.87%, 10/17/35(a)	5,000	5,148,793
Series 2019-SFR3, Class E, 3.37%, 09/17/36(a)	3,000	2,976,089
Series 2019-SFR3, Class F, 3.87%, 09/17/36(a)	1,000	996,329
Series 2019-SFR4, Class E, 3.44%, 10/17/36(a)	3,000	2,993,178
Series 2019-SFR4, Class F, 3.68%, 10/17/36(a)	2,500	2,496,487
Regatta VI Funding Ltd.:
Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.080%), 3.05%, 07/20/28(a)(e)	350	349,913
Series 2016-1A, Class DR, (3 mo. LIBOR US + 2.700%), 4.67%, 07/20/28(a)(e)	250	238,762
Series 2016-1A, Class ER, (3 mo. LIBOR US + 5.000%), 6.97%, 07/20/28(a)(e)	500	477,963
Regional Management Issuance Trust, Series 2019-1, Class A, 3.05%, 11/15/28(a)	3,960	3,963,621
Renaissance Home Equity Loan Trust, Series 2005-3, Class AF4, 5.14%, 11/25/35(d)	2,632	2,749,366

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Republic FInance Issuance Trust, Series 2019-A, Class A, 3.43%, 11/22/27(a)	$4,050	$4,043,034
Riserva CLO Ltd., Series 2016-3A, Class AR, (3 mo. LIBOR US + 1.140%), 3.14%, 10/18/28(a)(e)	1,100	1,100,483
Rockford Tower CLO Ltd.:
Series 2017-1A, Class A, (3 mo. LIBOR US + 1.370%), 3.37%, 04/15/29(a)(e)	1,500	1,500,534
Series 2017-1A, Class D, (3 mo. LIBOR US + 3.250%), 5.25%, 04/15/29(a)(e)	1,000	969,412
Series 2017-1A, Class E, (3 mo. LIBOR US + 5.400%), 7.40%, 04/15/29(a)(e)	2,350	2,177,359
Series 2017-2A, Class B, (3 mo. LIBOR US + 1.750%), 3.75%, 10/15/29(a)(e)	1,250	1,246,352
Series 2017-2A, Class C, (3 mo. LIBOR US + 2.300%), 4.30%, 10/15/29(a)(e)	1,000	980,694
Series 2017-2A, Class D, (3 mo. LIBOR US + 3.450%), 5.45%, 10/15/29(a)(e)	1,000	992,998
Series 2017-2A, Class E, (3 mo. LIBOR US + 6.080%), 8.08%, 10/15/29(a)(e)	1,500	1,440,135
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.190%), 3.16%, 10/20/30(a)(e)	2,144	2,140,938
Series 2017-3A, Class E, (3 mo. LIBOR US + 5.750%), 7.72%, 10/20/30(a)(e)	2,250	2,119,001
Series 2018-2A, Class E, (3 mo. LIBOR US + 6.000%), 7.97%, 10/20/31(a)(e)	1,000	954,348
Romark WM-R Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.030%), 3.00%, 04/20/31(a)(e)	1,250	1,235,321
RR 3 Ltd., Series 2018-3A, Class A1R2, (3 mo. LIBOR US + 1.090%), 3.09%, 01/15/30(a)(e)	1,000	992,050
Seneca Park CLO Ltd., Series 2014-1A, Class D, (3 mo. LIBOR US + 3.500%), 5.50%, 07/17/26(a)(e)	250	250,003
SESAC Finance LLC, Series 2019-1, Class A2, 5.22%, 07/25/49(a)	2,145	2,214,111
Shackleton CLO Ltd., Series 2013-3A, Class AR, (3 mo. LIBOR US + 1.120%), 3.12%, 07/15/30(a)(e)	1,000	990,394
Silver Creek CLO Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.240%), 3.21%, 07/20/30(a)(e)	1,500	1,503,603
SLM Private Credit Student Loan Trust:
Series 2005-A, Class A4, (3 mo. LIBOR US + 0.310%), 2.20%, 12/15/38(e)	2,240	2,171,938
Series 2005-B, Class A4, (3 mo. LIBOR US + 0.330%), 2.22%, 06/15/39(e)	1,838	1,798,315
Series 2005-B, Class B, (3 mo. LIBOR US + 0.400%), 2.29%, 06/15/39(e)	2,222	2,199,871
Series 2005-B, Class C, (3 mo. LIBOR US + 0.700%), 2.59%, 06/15/39(e)	228	227,848
Series 2006-BW, Class A5, (3 mo. LIBOR US + 0.200%), 2.09%, 12/15/39(e)	3,122	3,032,305
SLM Private Education Loan Trust, Series 2014-A, Class B, 3.50%, 11/15/44(a)	2,405	2,435,549
SMB Private Education Loan Trust:
Series 2015-C, Class B, 3.50%, 09/15/43(a)	2,365	2,401,325
Series 2016-B, Class A2A, 2.43%, 02/17/32(a)	3,110	3,092,599
Series 2017-A, Class A2B, (1 mo. LIBOR US + 0.900%), 2.64%, 09/15/34(a)(e)	3,910	3,906,008
Series 2017-B, Class A2A, 2.82%, 10/15/35(a)	1,984	1,987,780
Series 2017-B, Class A2B, (1 mo. LIBOR US + 0.750%), 2.49%, 10/15/35(a)(e)	3,257	3,245,056

Security	Par (000)	Value
Series 2018-A, Class A2B, (1 mo. LIBOR US + 0.800%), 2.54%, 02/15/36(a)(e)	$5,100	$5,082,248
Series 2019-A, Class A2A, 3.44%, 07/15/36(a)	1,990	2,020,928
Series 2019-B, Class A2A, 2.84%, 06/15/37(a)	5,000	5,019,565
SoFi Professional Loan Program LLC, Series 2019-B, Class A2FX, 3.09%, 08/17/48(a)	1,160	1,180,279
Sound Point CLO XIV Ltd., Series 2016-3A, Class AR, (3 mo. LIBOR US + 1.150%), 3.08%, 01/23/29(a)(e)	3,250	3,248,980
Sound Point CLO XV Ltd., Series 2017-1A, Class AR, (3 mo. LIBOR US + 1.150%), 3.08%, 01/23/29(a)(e)	3,925	3,924,342
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, (1 mo. LIBOR US + 0.795%), 2.59%, 01/25/35(e)	134	130,193
SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.20%, 05/27/36(a)	6,767	6,791,907
Springleaf Funding Trust, Series 2016-AA, Class B, 3.80%, 11/15/29(a)	3,500	3,504,397
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.250%), 3.25%, 01/15/30(a)(e)	250	249,525
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-GEL1, Class A3, (1 mo. LIBOR US + 0.300%), 2.09%, 01/25/37(a)(e)	1,600	1,159,536
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 06/30/54(a)	2,355	2,385,012
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (3 mo. LIBOR US + 0.880%), 2.88%, 04/15/28(a)(e)	1,000	998,088
TCI-Flatiron CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.200%), 3.10%, 11/18/30(a)(e)	1,000	1,000,516
Thacher Park CLO Ltd., Series 2014-1A, Class D1R, (3 mo. LIBOR US + 3.400%), 5.37%, 10/20/26(a)(e)	1,000	1,000,007
THL Credit Wind River CLO Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.050%), 3.04%, 07/15/28(a)(e)	2,000	2,000,510
TICP CLO VI Ltd.:
Series 2016-6A, Class AR, (3 mo. LIBOR US + 1.200%), 3.20%, 01/15/29(a)(e)	4,000	4,008,614
Series 2016-6A, Class ER, (3 mo. LIBOR US + 6.400%), 8.40%, 01/15/29(a)(e)	500	485,021
TICP CLO VII Ltd., Series 2017-7A, Class E, (3 mo. LIBOR US + 6.510%), 8.51%, 07/15/29(a)(e)	1,500	1,463,352
Towd Point Mortgage Trust:
Series 2019-HY2, Class A1, (1 mo. LIBOR US + 1.000%), 2.79%, 05/25/58(a)(e)	3,856	3,869,083
Series 2019-SJ2, Class A2, 4.25%, 11/25/58(a)(c)	5,000	5,128,010
Treman Park CLO Ltd., Series 2015-1A, Class ARR, (3 mo. LIBOR US + 1.070%), 3.04%, 10/20/28(a)(e)	1,000	1,000,128
Trestles CLO Ltd., Series 2017-1A, Class A1A, (3 mo. LIBOR US + 1.290%), 3.23%, 07/25/29(a)(e)	350	351,264
Tricon American Homes Trust:
Series 2017-SFR2, Class F, 5.10%, 01/17/36(a)	4,000	4,134,695

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Series 2018-SFR1, Class E, 4.56%, 05/17/37(a)	$2,000	$2,079,427
Series 2019-SFR1, Class E, 3.40%, 03/17/38(a)	2,000	1,983,800
Trinitas CLO II Ltd., Series 2014-2A, Class A1R, (3 mo. LIBOR US + 1.180%), 3.18%, 07/15/26(a)(e)	496	496,582
Venture XXIV CLO Ltd., Series 2016-24A, Class AR, (3 mo. LIBOR US + 1.180%), 3.15%, 10/20/28(a)(e)	1,000	998,752
Venture XXVI CLO Ltd., Series 2017-26A, Class D, (3 mo. LIBOR US + 4.250%), 6.22%, 01/20/29(a)(e)	500	500,216
Vericrest Opportunity Loan Trust:
Series 2019-NPL2, Class A1, 3.97%, 02/25/49(a)(d)	4,203	4,214,636
Series 2019-NPL3, Class A1, 3.97%, 03/25/49(a)(d)	4,302	4,323,810
Vibrant CLO VII Ltd., Series 2017-7A, Class A1, (3 mo. LIBOR US + 1.270%), 3.24%, 09/15/30(a)(e)	1,000	995,176
Voya CLO Ltd.:
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 0.970%), 2.91%, 04/25/31(a)(e)	1,000	988,451
Series 2014-3A, Class A1R, (3 mo. LIBOR US + 0.720%), 2.66%, 07/25/26(a)(e)	493	491,703
Series 2015-2A, Class AR, (3 mo. LIBOR US + 0.970%), 2.90%, 07/23/27(a)(e)	1,000	1,002,111
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.130%), 3.13%, 10/15/30(a)(e)	1,000	997,398
Washington Mutual Asset-Backed Certificates Trust:
Series 2006-HE4, Class 2A2, (1 mo. LIBOR US + 0.180%), 1.97%, 09/25/36(e)	268	123,055
Series 2006-HE5, Class 1A, (1 mo. LIBOR US + 0.155%), 1.95%, 10/25/36(e)	102	83,061
Series 2007-HE2, Class 2A3, (1 mo. LIBOR US + 0.250%), 2.04%, 04/25/37(e)	905	468,182
Series 2007-HE2, Class 2A4, (1 mo. LIBOR US + 0.360%), 2.15%, 04/25/37(e)	98	51,420
Wellfleet CLO Ltd.:
Series 2017-1A, Class A1R, (3 mo. LIBOR US + 1.150%), 3.12%, 04/20/29(a)(e)	1,500	1,499,242
Series 2017-3A, Class A1, (3 mo. LIBOR US + 1.150%), 3.15%, 01/17/31(a)(e)	1,525	1,519,365
Westcott Park CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.250%), 5.22%, 07/20/28(a)(e)	500	499,289
York CLO-2 Ltd.:
Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.150%), 3.10%, 01/22/31(a)(e)	1,220	1,217,306
Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.650%), 7.60%, 01/22/31(a)(e)	1,000	922,690
York CLO-3 Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.250%), 3.22%, 10/20/29(a)(e)	1,000	1,000,342

Total Asset-Backed Securities — 49.5% (Cost: $624,745,509)		616,770,602

Corporate Bonds — 0.0%

Banks — 0.0%
Washington Mutual Escrow Bonds :

Security	Par (000)	Value

Banks (continued)
0.00%(b)(f)(g)(h)	$500	$—
0.00%(b)(f)(g)(h)	250	—

		—

Insurance — 0.0%
Ambac Assurance Corp., 5.10%, 06/07/20(a)	58	85,459
Ambac LSNI LLC, (3 mo. LIBOR US + 5.000%), 6.95%, 02/12/23(a)(e)	227	229,951

		315,410

Total Corporate Bonds — 0.0%

(Cost: $293,886)		315,410

Floating Rate Loan Interests — 1.5%

Banks — 0.2%
Goldman Sachs Bank USA, Term Loan B (MFA), (3 mo. LIBOR US + 0.000%, 0.25% Floor), 3.89%, 09/17/20(b)(e)	2,293	2,287,363

Capital Markets — 0.3%
LSTAR Securities Financing Vehicle LLC, Loan (1 mo. LIBOR US + 2.000%, 0.00% Floor), 3.71%, 05/02/22(b)(e)	3,234	3,233,943

Diversified Financial Services — 0.5%
Goldman Sachs Lending Partners LLC, Term Loan A (MFA), (3 mo. LIBOR US + 0.000%, 0.25% Floor), 3.89%, 08/26/20(b)(e)	970	967,789
Premium Mortgage Credit Partners I LP, Term Loan BI, (3 mo. LIBOR US + 2.250%, 0.00% Floor), 3.96%, 10/21/20(b)(e)	1,549	1,549,209
RNTR-1 LLC (AKA Seer Sylvan), Initial Term Loan (1 mo. LIBOR US + 2.375%, 0.25% Floor), 4.28%, 12/20/21(b)(e)	4,000	3,990,000

		6,506,998

Thrifts & Mortgage Finance — 0.5%
Caliber Home Loans, Inc., Term Loan, (1 mo. LIBOR US + 3.250%, 0.00% Floor), 5.03%, 04/24/21(b)(e)	3,127	3,119,455
Roundpoint Mortgage Servicing Corp., Closing Date Term Loan, (1 mo. LIBOR US + 3.375%, 0.00% Floor), 5.07%, 08/27/20(b)(e)	3,783	3,781,276

		6,900,731

Total Floating Rate Loan Interests — 1.5% (Cost: $18,956,525)		18,929,035

Non-Agency Mortgage-Backed Securities — 44.3%

Collateralized Mortgage Obligations — 12.1%
American Home Mortgage Assets Trust:
Series 2006-4, Class 1A12, (1 mo. LIBOR US + 0.210%), 2.00%, 10/25/46(e)	132	89,984
Series 2006-5, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.920%), 3.16%, 11/25/46(e)	1,096	527,301
Series 2007-1, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.700%), 2.94%, 02/25/47(e)	41	24,686
Angel Oak Mortgage Trust I LLC, Series 2019-2, Class A1, 3.63%, 03/25/49(a)(c)	3,770	3,812,692
APS Resecuritization Trust:
Series 2016-3, Class 3A, (1 mo. LIBOR US + 2.850%), 4.64%, 09/27/46(a)(e)	451	460,417
Series 2016-3, Class 4A, (1 mo. LIBOR US + 2.600%), 4.39%, 04/27/47(a)(b)(e)	91	91,324

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
ARI Investments LLC, Series 2017-1, Class A, 5.13%, 01/06/25(b)(c)	$605	$605,231
Banc of America Alternative Loan Trust, Series 2006-4, Class 3CB1, (1 mo. LIBOR US + 0.800%), 2.59%, 05/25/46(e)	943	826,680
Banc of America Funding Trust:
Series 2014-R2, Class 1C, 0.00%, 11/26/36(a)(c)	354	87,798
Series 2016-R2, Class 1A1, 4.70%, 05/01/33(a)(b)(c)	471	488,714
Banc of America Mortgage Trust, Series 2007-4, Class 1A1, 6.25%, 12/28/37	2,166	2,080,728
BCAP LLC Trust, Series 2011-RR4, Class 3A6, 4.04%, 07/26/36(a)(c)	2,665	2,661,807
Bear Stearns Asset-Backed Securities I Trust, Series 2006-AC1, Class 1A2, 6.25%, 02/25/36(d)	226	206,666
Bear Stearns Mortgage Funding Trust:
Series 2006-SL1, Class A1, (1 mo. LIBOR US + 0.280%), 2.07%, 08/25/36(e)	1,385	1,379,541
Series 2007-AR2, Class A1, (1 mo. LIBOR US + 0.170%), 1.96%, 03/25/37(e)	420	394,787
Series 2007-AR4, Class 2A1, (1 mo. LIBOR US + 0.210%), 2.00%, 06/25/37(e)	37	36,427
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37	11,928	8,622,062
Citicorp Mortgage Securities Trust:
Series 2007-9, Class 1A1, 6.25%, 12/25/37	3,301	2,928,131
Series 2008-2, Class 1A1, 6.50%, 06/25/38	491	426,850
Citigroup Mortgage Loan Trust, Series 2019-RP1, Class A1, 3.50%, 01/25/66(a)(c)	3,997	4,081,259
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class 1A5, 6.00%, 03/25/37	3,150	3,175,916
Countrywide Alternative Loan Trust:
Series 2005-22T1, Class A1, (1 mo. LIBOR US + 0.350%), 2.14%, 06/25/35(e)	1,584	1,379,840
Series 2005-51, Class 3A3A, (1 mo. LIBOR US + 0.640%), 2.41%, 11/20/35(e)	757	726,962
Series 2005-72, Class A3, (1 mo. LIBOR US + 0.600%), 2.39%, 01/25/36(e)	553	518,762
Series 2005-76, Class 2A1, (12 mo. Federal Reserve Cumulative Average US + 1.000%), 3.24%, 02/25/36(e)	710	669,949
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36	975	744,008
Series 2006-OC7, Class 2A3, (1 mo. LIBOR US + 0.250%), 2.04%, 07/25/46(e)	2,230	1,860,332
Series 2006-OC10, Class 2A3, (1 mo. LIBOR US + 0.230%), 2.02%, 11/25/36(e)	164	135,529
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37	1,634	1,136,406
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37	231	158,938
Series 2007-OA2, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 0.840%), 3.08%, 03/25/47(e)	330	283,149
Countrywide Home Loan Mortgage Pass-Through Trust:

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 2005-J2, Class 2A4, (1 mo. LIBOR US + 1.400%), 3.19%, 08/25/35(e)	$1,382	$1,171,936
Series 2007-15, Class 2A2, 6.50%, 09/25/37	833	573,113
Series 2007-HYB1, Class 3A1, 3.66%, 03/25/37(c)	3,301	3,056,493
Credit Suisse Commercial Mortgage Trust:
Series 2007-5, Class 1A11, 7.00%, 08/25/37(c)	2,258	1,816,459
Series 2009-5R, Class 4A4, 4.16%, 06/25/36(a)(c)	1,900	1,743,910
Series 2009-12R, Class 3A1, 6.50%, 10/27/37(a)	39	21,501
Series 2013-6, Class 2A3, 3.50%, 08/25/43(a)(c)	2,633	2,659,619
Series 2014-9R, Class 9A1, (1 mo. LIBOR US + 0.120%), 1.83%, 08/27/36(a)(e)	164	144,203
Series 2019-JR1, Class A1, 4.10%, 09/27/66(a)(c)	4,110	4,114,091
Series 2019-RPL4, Class A1, 3.83%, 08/26/58(a)	3,800	3,829,997
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB3, Class A8, 6.36%, 07/25/36(c)	29	26,829
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, (12 mo. Federal Reserve Cumulative Average US + 2.000%), 4.24%, 03/25/36(e)	31	30,735
GS Mortgage Securities Corp. Trust, Series 2019-PJ2, Class A4, 4.00%, 11/25/49(a)(c)	5,382	5,446,212
GSMPS Mortgage Loan Trust:
Series 2005-RP2, Class 1AF, (1 mo. LIBOR US + 0.350%), 2.14%, 03/25/35(a)(e)	86	79,755
Series 2005-RP3, Class 2A1, 4.12%, 09/25/35(a)(c)	5,181	5,027,896
Series 2006-RP1, Class 1AF1, (1 mo. LIBOR US + 0.350%), 2.14%, 01/25/36(a)(e)	67	58,064
Series 2006-RP2, Class 2A1, 4.39%, 04/25/36(a)(c)	3,614	3,465,787
GSR Mortgage Loan Trust:
Series 2006-AR2, Class 3A1, 4.45%, 04/25/36(c)	2,598	2,222,270
Series 2006-OA1, Class 1A1, (1 mo. LIBOR US + 0.220%), 2.01%, 08/25/46(e)	7,871	3,028,463
Series 2007-1F, Class 2A4, 5.50%, 01/25/37	2,833	3,149,057
IndyMac INDX Mortgage Loan Trust, Series 2007-AR19, Class 3A1, 3.61%, 09/25/37(c)	322	226,023
JPMorgan Alternative Loan Trust, Series 2006-S2, Class A5, 6.38%, 05/25/36(d)	4,330	3,944,369
JPMorgan Mortgage Trust, Series 2005-A4, Class B1, 4.33%, 07/25/35(c)	477	482,937
Lehman XS Trust, Series 2007-20N, Class A1, (1 mo. LIBOR US + 1.150%), 2.94%, 12/25/37(e)	52	51,303
LHOME Mortgage Trust, Series 2019-RTL2, Class A1, 3.84%, 03/25/24(a)	6,000	5,976,173

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
LSTAR Securities Investment Ltd., Series 2019-3, Class A1, (1 mo. LIBOR US + 1.500%), 3.28%, 04/01/24(a)(e)	$4,416	$4,417,325
LSTAR Securities Investment Trust:
Series 2019-1, Class A1, (1 mo. LIBOR US + 1.700%), 3.48%, 03/01/24(a)(e)	3,107	3,107,037
Series 2019-2, Class A1, (1 mo. LIBOR US + 1.500%), 3.28%, 04/01/24(a)(e)	2,135	2,134,257
MASTR Reperforming Loan Trust, Series 2006-2, Class 1A1, 4.36%, 05/25/36(a)(c)	1,656	1,586,980
MASTR Resecuritization Trust, Series 2008-1, Class A1, 6.00%, 09/27/37(a)(c)	1,515	1,354,520
MCM Trust:
Series 2018-NPL1, Class A, 4.00%, 05/28/58(a)	664	668,666
Series 2018-NPL1, Class B, 0.00%, 05/28/58(a)(b)	1,846	258,256
Series 2018-NPL2, Class A, 4.00%, 10/25/28(a)(b)(d)	1,575	1,586,162
Series 2018-NPL2, Class B, 0.00%, 10/25/28(a)(b)	2,727	603,744
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1 mo. LIBOR US + 0.340%), 2.05%, 04/16/36(a)(e)	368	322,899
New Residential Mortgage Loan Trust:
Series 2019-2A, Class A1, 4.25%, 12/25/57(a)(c)	3,405	3,548,246
Series 2019-RPL1, Class A1, 4.34%, 02/26/24(a)(d)	4,613	4,629,038
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2007-2, Class A4, (1 mo. LIBOR US + 0.420%), 2.21%, 06/25/37(e)	941	781,407
OBX Trust, Series 2019-EXP1, Class 1A3, 4.00%, 01/25/59(a)(c)	3,788	3,855,592
RCO V Mortgage LLC, Series 2019-1, Class A1, 3.72%, 05/24/24(a)(d)	4,627	4,631,560
Reperforming Loan REMIC Trust:
Series 2005-R2, Class 1AF1, (1 mo. LIBOR US + 0.340%), 2.13%, 06/25/35(a)(e)	136	130,415
Series 2005-R3, Class AF, (1 mo. LIBOR US + 0.400%), 2.19%, 09/25/35(a)(e)	989	914,769
Residential Accredit Loans Trust, Series 2006-QO10, Class A1, (1 mo. LIBOR US + 0.160%), 1.95%, 01/25/37(e)	3,381	3,222,157
Seasoned Credit Risk Transfer Trust, Series 2018-1, Class M, 4.75%, 05/25/57(c)	1,000	1,027,351
STACR Trust, Series 2018-DNA2, Class M2, (1 mo. LIBOR US + 2.150%), 3.94%, 12/25/30(a)(e)	1,500	1,514,564
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 2A1, (1 mo. LIBOR US + 0.210%), 2.00%, 05/25/46(e)	52	44,011
Structured Asset Securities Corp.:
Series 2005-RF3, Class 1A, (1 mo. LIBOR US + 0.350%), 2.14%, 06/25/35(a)(e)	1,206	1,079,758
Series 2005-RF5, Class 2A, 4.18%, 07/25/35(a)(c)	3,339	3,310,412
SunTrust Acquisition Closed-End Seconds Trust, Series 2007-1, Class A, (1 mo. LIBOR US + 0.320%), 2.11%, 04/25/37(e)	130	128,241
Toorak Mortgage Corp. Ltd., Series 2019-2, Class A1, 3.72%, 09/25/22(d)	5,000	5,008,257

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-OA4, Class 2A, (Cost of Funds for the 11th District of San Franciso + 1.250%), 2.38%, 05/25/47(e)	$3,649	$3,464,782
Washington Mutual Mortgage Pass-Through Certificates Trust:
Series 2005-AR2, Class B1, (1 mo. LIBOR US + 0.530%), 2.32%, 01/25/45(e)	1,308	884,240
Series 2006-4, Class 1A1, 6.00%, 04/25/36	356	346,172
Series 2006-4, Class 3A1, 6.50%, 05/25/36(d)	171	158,694
Series 2006-AR1, Class A1A, (1 mo. LIBOR US + 0.250%), 2.04%, 02/25/36(e)	1,692	1,540,431
Series 2007-HY1, Class A2A, (1 mo. LIBOR US + 0.160%), 1.95%, 02/25/37(e)	1,029	891,829
Series 2007-OA5, Class 1A, (12 mo. Federal Reserve Cumulative Average US + 0.750%), 2.99%, 06/25/47(e)	790	753,876

		150,875,719

Commercial Mortgage-Backed Securities — 29.3%
245 Park Avenue Trust:
Series 2017-245P, Class A, 3.51%, 06/05/37(a)	5,000	5,264,727
Series 2017-245P, Class E, 3.78%, 06/05/37(a)(c)	369	361,580
280 Park Avenue Mortgage Trust:
Series 2017-280P, Class A, (1 mo. LIBOR US + 0.880%), 2.62%, 09/15/34(a)(e)	5,000	4,998,379
Series 2017-280P, Class E, (1 mo. LIBOR US + 2.119%), 3.86%, 09/15/34(a)(e)	1,705	1,708,250
Americold LLC, Series 2010-ARTA, Class C, 6.81%, 01/14/29(a)	500	512,149
AOA Mortgage Trust, Series 2015-1177, Class D, 3.01%, 12/13/29(a)(c)	1,849	1,854,567
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1 mo. LIBOR US + 2.100%), 3.84%, 04/15/35(a)(e)	836	833,902
Banc of America Merrill Lynch Commercial Mortgage Securities Trust:
Series 2015-200P, Class F, 3.60%, 04/14/33(a)(c)	1,294	1,279,515
Series 2016-ISQ, Class E, 3.61%, 08/14/34(a)(c)	300	296,294
Series 2017-SCH, Class AL, (1 mo. LIBOR US + 0.900%), 2.64%, 11/15/32(a)(e)	2,470	2,459,750
Series 2017-SCH, Class DL, (1 mo. LIBOR US + 2.000%), 3.74%, 11/15/32(a)(e)	1,090	1,090,436
Bancorp Commercial Mortgage Trust:
Series 2018-CR3, Class A, (1 mo. LIBOR US + 0.850%), 2.59%, 01/15/33(a)(e)	188	188,116
Series 2018-CRE4, Class A, (1 mo. LIBOR US + 0.900%), 2.64%, 09/15/35(a)(e)	3,427	3,427,006
BANK:
Series 2019-BN19, Class C, 4.04%, 08/15/61(c)	895	937,810
Series 2019-BN21, Class A5, 2.85%, 10/17/52	5,000	5,081,157
Series 2019-BN22, Class A4, 2.98%	3,000	3,080,984
Barclays Commercial Mortgage Trust, Series 2019-C3, Class D, 3.00%, 05/15/52(a)	3,014	2,660,884

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Bayview Commercial Asset Trust:
Series 2006-1A, Class A1, (1 mo. LIBOR US + 0.270%), 2.06%, 04/25/36(a)(e)	$4,762	$4,559,686
Series 2006-1A, Class A2, (1 mo. LIBOR US + 0.360%), 2.15%, 04/25/36(a)(e)	27	25,576
Series 2007-2A, Class A1, (1 mo. LIBOR US + 0.270%), 2.06%, 07/25/37(a)(e)	57	54,078
Series 2007-4A, Class A1, (1 mo. LIBOR US + 0.450%), 2.24%, 09/25/37(a)(e)	4,592	4,308,559
Series 2007-5A, Class A3, (1 mo. LIBOR US + 1.000%), 2.79%, 10/25/37(a)(e)	1,828	1,822,942
Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.500%), 3.29%, 12/25/37(a)(e)	4,500	4,287,222
BBCMS Mortgage Trust:
Series 2017-DELC, Class F, (1 mo. LIBOR US + 3.500%), 5.24%, 08/15/36(a)(e)	547	546,672
Series 2018-CHRS, Class E, 4.41%, 08/05/38(a)(c)	1,000	908,928
Series 2018-TALL, Class D, (1 mo. LIBOR US + 1.449%), 3.19%, 03/15/37(a)(e)	1,100	1,097,272
BBCMS Trust:
Series 2015-SRCH, Class A1, 3.31%, 08/10/35(a)	495	510,427
Series 2019-CLP, Class D, (1 mo. LIBOR US + 1.728%), 3.47%, 12/15/31(a)(e)	313	311,758
Series 2019-CLP, Class E, (1 mo. LIBOR US + 2.114%), 3.85%, 12/15/31(a)(e)	566	563,077
Bear Stearns Commercial Mortgage Securities Trust:
Series 2005-PW10, Class B, 5.61%, 12/11/40(c)	876	888,829
Series 2005-PWR7, Class B, 5.21%, 02/11/41(c)	660	659,187
Benchmark Mortgage Trust:
Series 2018-B3, Class A5, 4.03%, 12/15/72	5,000	5,514,073
Series 2019-B10, Class 3CCA, 3.90%, 12/15/72(a)(c)	349	356,074
Series 2019-B15, Class A5, 2.93%, 12/15/72	9,747	9,959,453
Series 2019-B15, Class B, 3.56%, 12/15/72	1,921	1,977,900
BHMS, Series 2018-ATLS, Class A, (1 mo. LIBOR US + 1.250%), 2.99%, 07/15/35(a)(e)	4,000	3,996,471
BWAY Mortgage Trust, Series 2013-1515, Class C, 3.45%, 03/10/33(a)	250	255,377
BX Commercial Mortgage Trust:
Series 2019-XL, Class G, (1 mo. LIBOR US + 2.300%), 4.04%, 10/15/36(a)(e)	5,000	5,004,685
Series 2019-XL, Class J, (1 mo. LIBOR US + 2.650%), 4.39%, 10/15/36(a)(e)	5,550	5,558,849
BX Trust:
Series 2018-MCSF, Class A, (1 mo. LIBOR US + 0.577%), 2.32%, 04/15/35(a)(e)	1,050	1,043,417
Series 2019-CALM, Class E, (1 mo. LIBOR US + 2.000%), 3.75%, 11/25/32(a)(e)	3,000	3,001,874
Series 2019-MMP, Class F, (1 mo. LIBOR US + 2.792%), 4.53%, 08/15/36(a)(e)	2,000	2,001,252
Series 2019-OC11, Class A, 3.20%, 12/09/41(a)	4,950	5,091,236
BXP Trust, Series 2017-GM, Class B, 3.43%, 06/13/39(a)(c)	265	274,454
CAMB Commercial Mortgage Trust:
Series 2019-LIFE, Class D, (1 mo. LIBOR US + 1.750%), 3.49%, 12/15/37(a)(e)	1,000	1,002,806
Series 2019-LIFE, Class E, (1 mo. LIBOR US + 2.150%), 3.89%, 12/15/37(a)(e)	1,899	1,905,469

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class 65C, 4.12%, 05/15/52(a)(c)	$1,000	$1,000,607
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.67%, 04/10/29(a)(c)	345	351,137
CFCRE Commercial Mortgage Trust:
Series 2011-C1, Class C, 6.09%, 04/15/44(a)(c)	1,000	1,037,446
Series 2016-C4, Class C, 5.04%, 05/10/58(c)	130	138,546
Series 2018-TAN, Class C, 5.30%, 02/15/33(a)	1,050	1,106,599
CFK Trust:
Series 2019-FAX, Class D, 4.64%, 01/15/39(a)(c)	2,500	2,771,350
Series 2019-FAX, Class E, 4.64%, 01/15/39(a)(c)	2,500	2,673,225
CGBAM Commercial Mortgage Trust:
Series 2015-SMRT, Class E, 3.79%, 04/10/28(a)(c)	160	159,909
Series 2015-SMRT, Class F, 3.79%, 04/10/28(a)(c)	1,000	999,431
CGDBB Commercial Mortgage Trust:
Series 2017-BIOC, Class D, (1 mo. LIBOR US + 1.600%), 3.34%, 07/15/32(a)(e)	1,882	1,883,054
Series 2017-BIOC, Class E, (1 mo. LIBOR US + 2.150%), 3.89%, 07/15/32(a)(e)	1,178	1,175,521
CHT Mortgage Trust, Series 2017-CSMO, Class A, (1 mo. LIBOR US + 0.930%), 2.67%, 11/15/36(a)(e)	230	230,003
Citigroup Commercial Mortgage Trust:
Series 2013-375P, Class C, 3.63%, 05/10/35(a)(c)	100	102,026
Series 2015-GC27, Class C, 4.58%, 02/10/48(c)	1,000	1,026,756
Series 2015-SHP2, Class F, (1 mo. LIBOR US + 5.200%), 6.94%, 07/15/27(a)(e)	603	603,306
Series 2016-P3, Class A4, 3.33%, 04/15/49	2,635	2,763,174
Series 2016-P3, Class D, 2.80%, 04/15/49(a)(c)	259	225,280
Series 2017-P7, Class A4, 3.71%, 04/14/50	6,000	6,455,185
Series 2019-GC41, Class A5, 2.87%, 08/10/56	5,000	5,091,349
Series 2019-PRM, Class E, 4.89%, 05/10/36(a)	3,000	3,078,813
Series 2019-SMRT, Class A, 4.15%, 01/10/36(a)	2,000	2,124,229
Series 2019-SMRT, Class D, 4.90%, 01/10/36(a)(c)	3,000	3,152,565
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%, 10/15/48	773	792,263
Series 2016-CD1, Class A3, 2.46%, 08/10/49	5,000	4,993,543
Series 2017-CD4, Class A4, 3.51%, 05/10/50(c)	5,300	5,637,087
Commercial Mortgage Trust:
Series 2005-C6, Class F, 5.91%, 06/10/44(a)(c)	439	444,551
Series 2013-GAM, Class A2, 3.37%, 02/10/28(a)	1,000	1,004,290

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2013-GAM, Class B, 3.53%, 02/10/28(a)(c)	$1,500	$1,499,641
Series 2013-WWP, Class D, 3.90%, 03/10/31(a)	110	115,641
Series 2014-UBS4, Class C, 4.80%, 08/10/47(c)	1,500	1,551,308
Series 2015-CR22, Class A2, 2.86%, 03/10/48	1,466	1,464,864
Series 2015-CR23, Class A4, 3.50%, 05/10/48	2,000	2,105,368
Series 2015-CR23, Class CMC, 3.81%, 05/10/48(a)(c)	2,550	2,552,377
Series 2015-CR23, Class CMD, 3.81%, 05/10/48(a)(c)	4,200	4,201,852
Series 2015-CR26, Class A4, 3.63%, 10/10/48	3,535	3,744,444
Series 2015-LC19, Class D, 2.87%, 02/10/48(a)	137	126,379
Series 2016-667M, Class D, 3.29%, 10/10/36(a)(c)	500	495,937
Series 2018-COR3, Class A3, 4.23%, 05/10/51	5,000	5,572,565
Credit Suisse Commercial Mortgage Trust:
Series 2017-CHOP, Class E, (1 mo. LIBOR US + 3.300%), 5.04%, 07/15/32(a)(e)	758	758,473
Series 2017-PFHP, Class A, (1 mo. LIBOR US + 0.950%), 2.69%, 12/15/30(a)(e)	240	239,700
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class F, 4.82%, 02/15/38(a)	384	384,333
CSAIL Commercial Mortgage Trust:
Series 2016-C6, Class C, 4.93%, 01/15/49(c)	10	10,777
Series 2018-CX12, Class A4, 4.22%, 08/15/51(c)	5,000	5,537,032
Series 2019-C15, Class A4, 4.05%, 03/15/52	3,845	4,229,463
Series 2019-C15, Class D, 3.00%, 03/15/52(a)	93	83,613
Series 2019-C16, Class A3, 3.33%, 06/15/52	2,000	2,098,283
Series 2019-C16, Class C, 4.24%, 06/15/52(c)	2,000	2,076,349
Series 2019-C17, Class D, 2.50%, 09/15/52(a)	1,249	1,045,408
DBGS Mortgage Trust, Series 2019-1735, Class F, 4.33%, 04/10/37(a)(c)	160	154,552
Deutsche Bank UBS Mortgage Trust:
Series 2017-BRBK, Class A, 3.45%, 10/10/34(a)	2,670	2,781,683
Series 2017-BRBK, Class D, 3.65%, 10/10/34(a)(c)	990	1,004,304
Series 2017-BRBK, Class F, 3.65%, 10/10/34(a)(c)	600	591,793
FREMF Mortgage Trust:
Series 2017-K64, Class B, 3.98%, 05/25/50(a)(c)	990	1,046,422
Series 2018-K74, Class B, 4.09%, 02/25/51(a)(c)	2,150	2,254,084
GPMT Ltd., Series 2018-FL1, Class A, (1 mo. LIBOR US + 0.900%), 2.67%, 11/21/35(a)(e)	1,093	1,090,565
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.71%, 06/10/28(a)(c)	540	541,892
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/51(c)	4,100	4,554,296

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Corp. Trust:
Series 2017-500K, Class A, (1 mo. LIBOR US + 0.700%), 2.44%, 07/15/32(a)(e)	$1,000	$998,770
Series 2017-500K, Class F, (1 mo. LIBOR US + 1.800%), 3.54%, 07/15/32(a)(e)	337	336,599
Series 2017-500K, Class G, (1 mo. LIBOR US + 2.500%), 4.24%, 07/15/32(a)(e)	70	69,958
Series 2018-HULA, Class D, (1 mo. LIBOR US + 1.800%), 3.54%, 07/15/25(a)(e)	1,973	1,970,798
Series 2019-BOCA, Class A, (1 mo. LIBOR US + 1.200%), 2.94%, 06/15/38(a)(e)	1,461	1,460,527
GS Mortgage Securities Trust:
Series 2015-GC32, Class C, 4.56%, 07/10/48(c)	1,970	2,076,273
Series 2015-GC32, Class D, 3.35%, 07/10/48	93	88,070
Series 2017-GS6, Class A3, 3.43%, 05/10/50	2,000	2,112,268
Series 2017-GS7, Class A4, 3.43%, 08/10/50	7,000	7,407,908
Series 2019-GSA1, Class C, 3.81%, 11/10/52	5,000	4,992,585
GSCG Trust:
Series 2019-600C, Class A, 2.94%, 09/06/34(a)	5,000	5,033,440
Series 2019-600C, Class F, 4.12%, 09/06/34(a)(c)	2,000	1,941,361
Hudson Yards Mortgage Trust, Series 2019-30HY, Class E, 3.56%, 07/10/39(a)(c)	2,000	1,951,063
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.12%, 12/15/48(a)(c)	1,190	1,178,697
JPMDB Commercial Mortgage Securities Trust:
Series 2017-C5, Class D, 4.55%, 03/15/50(a)(c)	162	164,666
Series 2019-COR6, Class A4, 3.06%, 11/13/52	1,968	2,027,868
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2015-JP1, Class C, 4.74%, 01/15/49(c)	315	332,075
Series 2015-UES, Class D, 3.74%, 09/05/32(a)(c)	1,000	1,002,441
Series 2015-UES, Class E, 3.74%, 09/05/32(a)(c)	600	600,271
Series 2016-JP2, Class A4, 2.82%, 08/15/49	779	793,315
Series 2016-NINE, Class A, 2.95%, 09/06/38(a)(c)	2,371	2,407,024
Series 2017-JP5, Class D, 4.64%, 03/15/50(a)(c)	1,240	1,281,744
Series 2018-PHH, Class A, (1 mo. LIBOR US + 0.910%), 2.65%, 06/15/35(a)(e)	4,845	4,842,660
Series 2018-WPT, Class FFX, 5.54%, 07/05/33(a)	950	977,581
Series 2019-COR5, Class C, 3.75%, 06/13/52	1,030	1,033,247
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, (1 mo. LIBOR US + 1.800%), 3.54%, 05/15/36(a)(e)	1,159	1,158,329
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 1A, (1 mo. LIBOR US + 0.250%), 2.04%, 03/25/37(a)(e)	209	203,429

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
LMREC, Inc., Series 2016-CRE2, Class A, (1 mo. LIBOR US + 1.700%), 3.48%, 11/24/31(a)(e)	$119	$119,628
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class D, 5.79%, 07/12/38(c)	2,012	2,031,220
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C23, Class A3, 3.45%, 07/15/50	2,000	2,097,327
Series 2015-C23, Class D, 4.13%, 07/15/50(a)(c)	849	847,657
Series 2015-C25, Class A5, 3.64%, 10/15/48	1,455	1,542,658
Series 2015-C26, Class C, 4.40%, 10/15/48(c)	1,000	1,044,895
Series 2015-C26, Class D, 3.06%, 10/15/48(a)	278	263,708
Series 2016-C32, Class A4, 3.72%, 12/15/49	2,200	2,359,328
Morgan Stanley Capital I Trust:
Series 2014-CPT, Class E, 3.45%, 07/13/29(a)(c)	500	502,694
Series 2014-CPT, Class F, 3.45%, 07/13/29(a)(c)	100	100,095
Series 2014-CPT, Class G, 3.45%, 07/13/29(a)(c)	100	99,580
Series 2015-MS1, Class A4, 3.78%, 05/15/48(c)	2,000	2,131,755
Series 2017-CLS, Class A, (1 mo. LIBOR US + 0.700%), 2.44%, 11/15/34(a)(e)	4,330	4,319,155
Series 2017-CLS, Class F, (1 mo. LIBOR US + 2.600%), 4.34%, 11/15/34(a)(e)	843	843,000
Series 2017-H1, Class C, 4.28%, 06/15/50(c)	829	848,537
Series 2017-H1, Class D, 2.55%, 06/15/50(a)	1,010	871,468
Series 2017-HR2, Class D, 2.73%, 12/15/50	160	143,735
Series 2018-H3, Class C, 4.85%, 07/15/51(c)	1,110	1,201,537
Series 2018-MP, Class E, 4.28%, 07/11/40(a)(c)	3,000	2,977,621
Series 2018-SUN, Class D, (1 mo. LIBOR US + 1.650%), 3.39%, 07/15/35(a)(e)	1,000	999,994
Series 2018-SUN, Class F, (1 mo. LIBOR US + 2.550%), 4.29%, 07/15/35(a)(e)	816	815,993
Series 2019-AGLN, Class D, (1 mo. LIBOR US + 1.750%), 3.49%, 03/15/34(a)(e)	250	249,999
Series 2019-AGLN, Class F, (1 mo. LIBOR US + 2.600%), 4.34%, 03/15/34(a)(e)	260	261,139
Series 2019-H6, Class A4, 3.42%, 06/15/52	1,155	1,225,000
Series 2019-H7, Class A4, 3.26%, 07/15/52	2,932	3,058,128
Series 2019-H7, Class C, 4.13%, 07/15/52	5,000	5,143,758
Series 2019-H7, Class D, 3.00%, 07/15/52(a)	3,000	2,678,835
Morgan Stanley Mortgage Capital Trust, Series 2017-237P, Class A, 3.40%, 09/13/39(a)	5,400	5,644,894
Natixis Commercial Mortgage Securities Trust:

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-75B, Class A, 3.86%, 04/10/37(a)	$1,850	$1,956,225
Series 2018-FL1, Class MCR1, (1 mo. LIBOR US + 2.350%), 4.12%, 06/15/35(a)(e)	598	596,941
Series 2019-10K, Class D, 4.14%, 05/15/39(a)(c)	2,000	2,090,115
Olympic Tower Mortgage Trust:
Series 2017-OT, Class A, 3.57%, 05/10/39(a)	4,200	4,421,027
Series 2017-OT, Class D, 4.08%, 05/10/39(a)(c)	1,080	1,110,994
Series 2017-OT, Class E, 4.08%, 05/10/39(a)(c)	498	503,031
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/54(a)	3,442	3,350,956
RAIT Trust, Series 2017-FL7, Class C, (1 mo. LIBOR US + 2.500%), 4.24%, 06/15/37(a)(e)	400	400,403
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class E, 3.59%, 09/15/39(a)(c)	2,000	1,889,199
Shelter Growth CRE Issuer Ltd., Series 2018-FL1, Class A, (1 mo. LIBOR US + 1.000%), 2.74%, 01/15/35(a)(e)	1,440	1,440,005
U.S., Series 2018-USDC, Class E, 4.49%, 05/13/38(a)(c)	1,000	1,024,007
Velocity Commercial Capital Loan Trust:
Series 2019-2, Class M2, 3.39%, 07/25/49(a)(c)	2,864	2,865,562
Series 2019-2, Class M3, 3.48%, 07/25/49(a)(c)	1,126	1,125,778
Series 2019-2, Class M4, 3.99%, 07/25/49(a)(c)	3,259	3,271,381
VNDO Mortgage Trust, Series 2013-PENN, Class D, 3.95%, 12/13/29(a)(c)	500	502,823
Wells Fargo Commercial Mortgage Trust:
Series 2015-NXS4, Class D, 3.60%, 12/15/48(c)	997	987,678
Series 2016-C34, Class C, 5.03%, 06/15/49(c)	40	42,829
Series 2016-NXS5, Class D, 4.88%, 01/15/59(c)	750	788,047
Series 2017-C39, Class C, 4.12%, 09/15/50	3,000	3,088,722
Series 2017-C39, Class D, 4.35%, 09/15/50(a)(c)	750	751,857
Series 2017-HSDB, Class A, (1 mo. LIBOR US + 0.850%), 2.59%, 12/13/31(a)(e)	846	843,453
Series 2018-1745, Class A, 3.75%, 05/15/51(a)(c)	5,000	5,343,872
Series 2018-C44, Class A5, 4.21%, 05/15/51	5,198	5,787,608
Series 2018-C44, Class C, 4.84%, 05/15/51(c)	1,484	1,593,329
Series 2018-C44, Class D, 3.00%, 05/15/51(a)	317	286,295
Series 2018-C46, Class A4, 4.15%, 08/15/51	3,740	4,159,474
Series 2018-C47, Class A4, 4.44%, 05/15/61	5,000	5,671,278
Series 2019-C49, Class A5, 4.02%, 03/15/52	2,796	3,089,449

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-C53, Class A3, 2.79%, 10/15/52	$1,000	$1,010,532
Series 2019-C54, Class A4, 3.15%, 12/15/52	4,284	4,442,824

		365,759,751

Interest Only Collateralized Mortgage Obligations — 0.3%
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 4.80%, 02/25/38(a)(c)	11,552	4,161,381

Interest Only Commercial Mortgage-Backed Securities — 2.6%
B2R Mortgage Trust, Series 2015-2, Class XA, 2.42%, 11/15/48(a)(c)	3,056	40,395
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class XD, 1.29%, 02/15/50(a)(c)	10,000	785,600
BANK:
Series 2019-BN22, Class XA, 0.61%, 11/15/62(c)	39,181	1,971,346
Series 2019-BN22, Class XB, 0.15%, 11/15/62(c)	85,561	1,301,657
BBCMS Trust, Series 2015-SRCH, Class XB, 0.30%, 08/10/35(a)(c)	12,500	181,625
Benchmark Mortgage Trust:
Series 2019-B9, Class XA, 1.05%, 03/15/52(c)	24,946	1,960,963
Series 2019-B12, Class XA, 1.07%, 08/15/52(c)	38,590	2,850,974
BX Commercial Mortgage Trust, Series 2018-IND, Class XCP, 0.00%, 11/15/35(a)(c)	575,672	11,686
CFK Trust, Series 2019-FAX, Class XA, 0.23%, 01/15/39(a)(b)(c)	62,648	1,359,456
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class X, 0.67%, 01/10/36(a)(c)	80,300	1,653,337
Commercial Mortgage Trust, Series 2019-GC44, Class XA, 0.78%, 08/15/57(c)	41,158	1,975,304
CSAIL Commercial Mortgage Trust:
Series 2019-C16, Class XA, 1.57%, 06/15/52(c)	16,188	1,927,649
Series 2019-C17, Class XA, 1.37%, 09/15/52(c)	14,985	1,521,704
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(c)	11,214	657,589
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class X1, 0.40%, 05/03/32(a)(c)	144,016	1,953,375
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.22%, 04/10/47(c)	653	19,915
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4, Class XC, 0.75%, 12/15/49(a)(c)	8,570	381,158
Series 2017-C5, Class XB, 0.29%, 03/15/50(c)	30,000	655,200
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class XC, 0.75%, 08/15/49(a)(c)	17,400	746,112
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.23%, 03/10/50(a)(c)	12,096	479,610
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XF, 1.21%, 12/15/47(a)(c)	220	10,820

Security	Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust:
Series 2017-H1, Class XD, 2.20%, 06/15/50(a)(c)	$8,625	$1,203,791
Series 2019-L2, Class XA, 1.03%, 03/15/52(c)	11,299	889,858
Natixis Commercial Mortgage Securities Trust, Series 2019-NEMA, Class X, 0.51%, 02/15/39(a)(c)	41,770	1,850,215
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.51%, 05/10/39(a)(c)	28,100	761,510
One Market Plaza Trust:
Series 2017-1MKT, Class XCP, 0.22%, 02/10/32(a)(c)	110,000	333,300
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32(a)(b)(c)	22,000	220
U.S., Series 2018-USDC, Class X, 0.32%, 05/13/38(a)(c)	103,122	2,836,835
UBS Commercial Mortgage Trust, Series 2019-C17, Class XA, 1.64%, 10/15/52(c)	9,274	1,044,864
Wells Fargo Commercial Mortgage Trust:
Series 2015-LC20, Class XB, 0.49%, 04/15/50(c)	7,000	165,005
Series 2016-BNK1, Class XD, 1.26%, 08/15/49(a)(c)	1,000	68,750
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class XA, 1.04%, 08/15/47(c)	8,733	335,375

		31,935,198

Total Non-Agency Mortgage-Backed Securities — 44.3% (Cost: $550,190,956)		552,732,049

U.S. Government Sponsored Agency Securities — 1.8%

Collateralized Mortgage Obligations — 0.9%
Connecticut Avenue Securities Trust, Series 2019-R05, Class 1M2, (1 mo. LIBOR US + 2.000%) 3.79%, 07/25/39(a)(e)	3,750	3,768,925
Fannie Mae:
Series 2017-C03, Class 1M2, (1 mo. LIBOR US + 3.000%), 4.79%, 10/25/29(e)	106	110,900
Series 2017-C07, Class 1B1, (1 mo. LIBOR US + 4.000%), 5.79%, 05/25/30(e)	2,000	2,166,535
Freddie Mac:
Series 2016-DNA4, Class M3, (1 mo. LIBOR US +3.800%), 5.59%, 03/25/29(e)	2,000	2,126,933
Series 2017-DNA2, Class M2, (1 mo. LIBOR US +3.450%), 5.24%, 10/25/29(e)	250	266,287
Series 2017-DNA3, Class M2, (1 mo. LIBOR US + 2.500%), 4.29%, 03/25/30(e)	2,494	2,551,901
Series 2018-DNA1, Class M2, (1 mo. LIBOR US + 1.800%), 3.59%, 07/25/30(e)	224	223,997

		11,215,478

Commercial Mortgage-Backed Securities — 0.6%
Freddie Mac:
Series K087, Class A2, 3.77%, 12/25/28	2,951	3,241,238
Series KL05, Class X1P, 0.89%, 06/25/29(c)	26,000	1,888,934
Series KL4F, Class A2AS, 3.68%, 10/25/25(c)	1,789	1,895,581

		7,025,753

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities — 0.3%
Ginnie Mae:
Series 2016-36, Class IO, 0.91%, 08/16/57(c)	$17,697	$1,175,557
Series 2016-128, Class IO, 0.95%, 09/16/56(c)	5,748	411,498
Series 2017-24, Class IO, 0.86%, 12/16/56(c)	37,648	2,243,597

		3,830,652

Total U.S. Government Sponsored Agency Securities — 1.8% (Cost: $21,737,088)		22,071,883

Total Long-Term Investments — 97.1% (Cost: $1,215,923,964)		1,210,818,979

Security	Shares	Value

Short-Term Securities — 2.9%
Dreyfus Treasury Securities Cash Management, Institutional Class, 1.44%(i)	35,787,312	$35,787,312

Total Short-Term Securities — 2.9% (Cost: $35,787,312)		35,787,312

Total Investments — 100.0% (Cost: $1,251,711,276)		1,246,606,291

Other Assets Less Liabilities — 0.0%		469,889

Net Assets — 100.0%		$1,247,076,180

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)	Variable rate security. Rate shown is the rate in effect as of period end.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Perpetual security with no stated maturity date.
(i)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

OTC Credit Default Swaps — Buy Protection

Reference Obligation/ Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Citigroup Global Markets, Inc.	09/17/58	$140	$747	$4,853	$(4,106)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	$27	144	1,532	(1,388)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	$53	283	4,211	(3,928)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	$206	(1,760)	39	(1,799)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	$498	(4,260)	(350)	(3,910)
CMBX.NA.6.BBB-	3.00%	Monthly	J.P. Morgan Securities LLC	05/11/63	$40	2,020	2,467	(447)

						$(2,826)	$12,752	$(15,578)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/ Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	Not Rated	$1,213	$(6,471)	$(148,591)	$142,120
CMBX.NA.10.BBB-	3.00%	Monthly	Deutsche Bank AG	11/17/59	BBB-	$1,000	(1,881)	(85,563)	83,682
CMBX.NA.10.BBB-	3.00%	Monthly	Deutsche Bank AG	11/17/59	BBB-	$500	(940)	(51,605)	50,665
CMBX.NA.6.BBB-	3.00%	Monthly	Credit Suisse International	05/11/63	BB+	$40	(2,020)	(3,078)	1,058

							$(11,312)	$(288,837)	$277,525

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series A Portfolio

Portfolio Abbreviations

ABS	Asset-Backed Security

CLO	Collateralized Loan Obligation

DAC	Designated Activity Company

LIBOR	London Interbank Offered Rate

OTC	Over-the-counter

REMIC	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$582,418,549	$34,352,053	$616,770,602
Corporate Bonds(a)	—	315,410	—	315,410
Floating Rate Loan Interests(a)	—	—	18,929,035	18,929,035
Non-Agency Mortgage-Backed Securities	—	547,738,942	4,993,107	552,732,049
U.S. Government Sponsored Agency Securities	—	22,071,883	—	22,071,883
Short-Term Securities	35,787,312	—	—	35,787,312

	$35,787,312	$1,152,544,784	$58,274,195	$1,246,606,291

(a)	See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets:
Credit contracts.	$—	$277,525	$—	$277,525
Liabilities:
Credit contracts.	—	(15,578)	—	(15,578)

	$—	$261,947	$—	$261,947

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series A Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of March 31, 2019	$30,188,096	$20,890,696	$10,972,539	$62,051,331
Transfers into Level 3	4,015,432	—	—	4,015,432
Transfers out of Level 3	(7,528,903)	—	(3,332,836)	(10,861,739)
Accrued discounts/premiums	243,958	694	5,985	250,637
Net realized gain (loss)	(50,020)	12,328	(127,598)	(165,290)
Net change in unrealized appreciation (depreciation)(a)	(1,070,870)	222,495	(311,702)	(1,160,077)
Purchases	13,315,369	11,909,856	—	25,225,225
Sales	(4,761,009)	(14,107,034)	(2,213,281)	(21,081,324)

Closing Balance, as of December 31, 2019	$34,352,053	$18,929,035	$4,993,107	$58,274,195

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2019(a)	$(1,074,037)	$216,837	$(311,702)	$(1,168,902)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.